S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Feb. 11, 2026 USD ($) $ / shares shares
Paloma Capital Group LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,725,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.006
Paloma Capital Group LLC [Member] | Monthly Office Space And Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, secretarial and administrative services
Paloma Capital Group LLC [Member] | Repayments of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 250,000
Sponsor, Officers, Directors or Affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount	$ 1,500,000
Sponsor, Officers, Directors or Affiliates [Member] | Reibursement of Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.